LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS

The Company had entered into an operating lease agreement for factories located in Taiwan, and two financing leases agreements for vehicles.

	As of December 31,
	2022	2023

Operating lease right-of-use assets, net	$182,764	$125,009

Operating lease liabilities, current	58,203	61,099
Operating lease liabilities, non-current	124,561	63,910
Total operating lease liabilities	$182,764	$125,009

	As of December 31,
	2022	2023

Financing lease right-of-use assets, net	$46,058	$8,523

Finance lease liabilities, current	47,244	-
Total financing lease liabilities	$47,244	$-

SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows within the consolidated statements of comprehensive loss:

	For the years ended December 31,
	2022	2023
Operating lease:
Operating lease expense	$67,290	$64,361
Short-term lease expense	938	1,204
Total operating lease expenses	$68,228	$65,565
Financing leases:
Amortization expense	$26,463	$25,150
Interest expense	2,850	1,299
Total financing lease expenses	$29,313	$26,449
Total lease expenses	$97,541	$92,014

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023
Weighted average discount rate:
Operating lease	4.51%	4.51%
Financing lease	4.65%	-
Weighted average remaining lease term:
Operating lease	36 months	24 months
Financing lease	8 months	*

SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES

As of December 31, 2023, the future minimum rent payable under non-cancelable operating and financing leases were:

For the fiscal years ended December 31,	Amount
2024	$65,480
2025	65,480
thereafter	-
Total lease payments	130,961
Less: imputed interest	(5,952)
Total operating and financing lease liabilities, net of interest	$125,009